Cover	May 17, 2021
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 17, 2021
Entity File Number	001-38745
Entity Registrant Name	ATLAS TECHNICAL CONSULTANTS, INC.
Entity Central Index Key	0001751143
Entity Tax Identification Number	83-0808563
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13215 Bee Cave Parkway
Entity Address, Address Line Two	Building B
Entity Address, Address Line Three	Suite 230
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	(512)
Local Phone Number	851-1501
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	N/A
Class A common stock, $0.0001 par value per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	ATCX
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A common stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A common stock
Trading Symbol	ATCXW
Security Exchange Name	NASDAQ